Foreign Exchange (Gain) Loss, Net	12 Months Ended
Dec. 31, 2012
Foreign Currency [Abstract]
Foreign Exchange (Gain) Loss, Net

5.            Foreign Exchange (Gain) Loss, Net

For the years ended December 31	2012	2011	2010

Unrealized Foreign Exchange (Gain) Loss on:
Translation of U.S. dollar debt issued from Canada	$(131)	$107	$(282)
Translation of U.S. dollar risk management contracts
issued from Canada	19	(11)	4
	(112)	96	(278)
Foreign Exchange on Intercompany Transactions	4	18	1
Other Monetary Revaluations and Settlements	1	19	26
	$(107)	$133	$(251)